Noninterest Revenue (Tables)	3 Months Ended
Mar. 31, 2011
Noninterest Revenue (Tables) [Abstract]
Components of investment banking fees

	Three months ended March 31,
(in millions)	2011	2010

Underwriting:
Equity	$379	$413
Debt	982	751

Total underwriting	1,361	1,164
Advisory	432	297

Total investment banking fees	$1,793	$1,461

Principal transactions revenue

	Three months ended March 31,
(in millions)	2011	2010

Trading revenue	$3,940	$4,386
Private equity gains/(losses)(a)	805	162

Principal transactions	$4,745	$4,548

(a)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.

Components of asset management, administration and commissions

	Three months ended March 31,
(in millions)	2011	2010

Asset management:
Investment management fees	$1,494	$1,327
All other asset management fees	144	109

Total asset management fees	1,638	1,436
Total administration fees(a)	551	491
Commission and other fees:
Brokerage commissions	763	703
All other commissions and fees	654	635

Total commissions and fees	1,417	1,338

Total asset management, administration and commissions	$3,606	$3,265

(a)	Includes fees for custody, securities lending, funds services and securities clearance.